WARRANT LIABILITY (Narrative) (Details)			1 Months Ended	12 Months Ended
	Dec. 08, 2020 $ / shares shares	May 01, 2013 $ / shares shares	Jun. 17, 2020 $ / shares shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 $ / shares shares
2020 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants granted during period | shares	1,300,000		33,700,000
Exercise price of warrants granted	$ 0.25		$ 0.25
2013 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants granted during period | shares		6,000,000
Exercise price of warrants granted		$ 3.5
Number of common shares to be granted per warrant on a cashless exercise		0.15
Warrants settled, price per warrant | $				$ 28.000
Decarbonization Plus Acquisition Corporation IV [Member] | Class A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants granted					$ 11.5
Sale of stock price per share					$ 10
Decarbonization Plus Acquisition Corporation IV [Member] | Initial Public Offering And Private Placement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants granted | shares					28,550,000
Exercise price of warrants granted					$ 11.5
Warrants redemption price					0.01
Share price to trigger notice of redemption					18
Decarbonization Plus Acquisition Corporation IV [Member] | Initial Public Offering And Private Placement [Member] | Class A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants redemption price					0.1
Share price to trigger newly issued price					$ 9.2
Decarbonization Plus Acquisition Corporation IV [Member] | Public Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants granted | shares					15,812,500
Decarbonization Plus Acquisition Corporation IV [Member] | Private Placement Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants granted | shares					12,737,500